Employee Benefit Plans - Weighted Average Assumptions Used To Determine Benefit Obligation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	4.11%	3.62%	3.97%	4.10%
Health Care Benefits
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	3.98%	3.60%
Assumed health care cost trend rates at December 31:
Health care cost trend rate assumed for next year	6.09%	6.29%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2027	2027